Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,469,000
Previously Paid Amount	0.00
Total Fee Amount	340.97
Total Offset Amount	0.00
Net Fee	340.97
Narrative - Max Aggregate Offering Price	$ 2,469,000
Final Prospectus	true